BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Term loans	7,162	4,272
Bank overdraft	1,765	1,738

	8,927	6,010

Representing :
Within 12 months	1,955	2,558
Over 1 year	6,972	3,452

	8,927	6,010

SCHEDULE OF BANK LOANS

Bank loans comprised of the following:

	Maturity	Term of	Annual	As of December 31,
Loan	date	repayments	interest rate	2025	2024
				$’000	$’000

Term loan I	October 31, 2038	14 years	1.00% above Cost of Funds (a)	7,162	3,451
Term loan II	May 31, 2025	5 years	3.70%	-	83
Term loan III	May 31, 2025	5 years	2.00%	-	399
Term loan IV	October 31, 2025	5 years	1.00% above Compounded SORA (b)	-	196
Term loan V	November 30, 2025	5 years	3.70%	-	143
Bank overdraft	N/A	On demand	5.25% Prime Rate (c)	1,765	1,738

				8,927	6,010

(a)	Term loan I bears interest at a variable rate of 1.00% per annum above the lender’s cost of funds.

(b)	Term loan IV bears interest at a variable rate of 1.00% per annum above the Compounded Singapore Overnight Rate Average (“SORA”).

(c)	Bank overdraft bears interest at the lender’s prime rate, which was 5.25% per annum.